COST METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Cost Method Investments Disclosure [Abstract]
Schedule of Cost Method Investments

(in thousands of $)	2015	2014
Golar Partners (see note 13)	196,825	196,825
OLT Offshore LNG Toscana S.p.A ("OLT–O")	7,347	7,347
	204,172	204,172